Related parties	12 Months Ended
Dec. 31, 2020
Disclosure Of Related Party [Abstract]
Related parties	Related parties
Key management personnel compensation

The compensation presented below, granted to the members of the Executive Board and Supervisory Board was recognized in expenses over the period shown:

	For the year ended December 31,
(in thousands of euros)	2020	2019	2018
Salaries, wages and benefits	1,073	1,306	1,437
Share-based payments	1,723	2,066	1,068
Supervisory Board’s fees	70	70	70
Total compensation to related parties	2,866	3,442	2,575

The methods used to measure share-based payments are presented in Note 17.